Leases - Summary of changes in right of use assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Leases [Line Items]
Beginning balance	$ 182.8	$ 169.7
Additions	77.0	42.6
Depreciation	(60.3)	(55.2)
Impairment		(6.1)
Effect of foreign currency exchange rate changes	0.5	4.2
Remeasurement and other	12.2	27.6
Ending balance	212.2	182.8
Building & land [member]
Leases [Line Items]
Beginning balance	166.1	152.4
Additions	70.9	36.7
Depreciation	(51.8)	(47.5)
Impairment		(6.1)
Effect of foreign currency exchange rate changes	0.9	3.3
Remeasurement and other	12.3	27.3
Ending balance	198.4	166.1
Equipment [member]
Leases [Line Items]
Beginning balance	16.7	17.3
Additions	6.1	5.9
Depreciation	(8.5)	(7.7)
Impairment		0.0
Effect of foreign currency exchange rate changes	(0.4)	0.9
Remeasurement and other	(0.1)	0.3
Ending balance	$ 13.8	$ 16.7